Share-based payment - Changes in activities of the options (Details)									12 Months Ended
	Jan. 16, 2024 R$ / shares	Jan. 16, 2024 $ / shares	Nov. 01, 2023 shares	Jun. 01, 2023 shares	Jan. 31, 2022 shares R$ / shares	Jul. 09, 2020 shares R$ / shares	Feb. 05, 2018 shares R$ / shares	Sep. 30, 2016 shares R$ / shares	Dec. 31, 2023 BRL (R$) shares R$ / shares	Dec. 31, 2022	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 shares	Dec. 31, 2022 R$ / shares	Dec. 31, 2022	Dec. 31, 2021 BRL (R$) R$ / shares shares	Dec. 31, 2020 shares R$ / shares	Dec. 31, 2018 R$ / shares	Jan. 04, 2023 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental expense calculated by the fair value of the options granted | R$																		R$ 15,990
Opening Balance, Shares									5,803,324,000			6,100,215,000			6,959,735,000
Granted, Shares			15,000	2,140,500					50,000,000			643,500,000		2,903,500,000	793,800,000
Expired/Cancelled, Shares									378,412,000			124,400,000			377,700,000
Exercised, Shares									24,225,000			3,075,991,000			1,275,720,000
Final Balance, Shares									5,450,687,000			5,803,324,000			6,100,215,000	6,959,735,000
Opening Balance, Weighted average price of the shares | R$ / shares									R$ 18,150				R$ 14,340		R$ 8,760
Granted, Weighted average price of the shares | R$ / shares									15,500				15,500		24,360
Expired/Cancelled, Weighted average price of the shares | R$ / shares									20,410				16,690		3,000
Exercised, Weighted average price of the shares | R$ / shares									4,470				2,310		5,460
Final Balance, Weighted average price of the shares | R$ / shares									R$ 17.98				18,150		R$ 14,340	R$ 8,760
Number of Shares Exercised									24,225,000			3,075,991,000			1,275,720,000
Strike price | (per share)	R$ 21.74	$ 4.40
Costs recognized in employee benefits expenses | R$									R$ 32,692		R$ 47,557
Employee benefits expense | R$									790,739,000		733,605,000				R$ 443,328,000
Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee benefits expense | R$									R$ 33,616,000		R$ 47,362,000
Plan 1 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares									489,286,000			0
Granted, Shares									0			489,286,000
Expired/Cancelled, Shares									0			0
Exercised, Shares									0			0
Final Balance, Shares									489,286,000			489,286,000			0
Opening Balance, Weighted average price of the shares | R$ / shares									R$ 9.30				0
Granted, Weighted average price of the shares | R$ / shares									0				9.30
Expired/Cancelled, Weighted average price of the shares | R$ / shares									0				0
Exercised, Weighted average price of the shares | R$ / shares									0				0
Final Balance, Weighted average price of the shares | R$ / shares									R$ 9.30				9.30		R$ 0
Number of Shares Exercised									0			0
Plan 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares												676,800,000			1,188,000,000
Granted, Shares															108,000,000
Exercised, Shares															619,200,000
Final Balance, Shares															676,800,000	1,188,000,000
Number of Shares Exercised															619,200,000
Plan 2 | Inter & Co Payments, Inc
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares									643,500,000			0
Granted, Shares									0		643,500,000
Expired/Cancelled, Shares									0			0
Exercised, Shares									160,875,000			0
Final Balance, Shares									482,625,000			643,500,000			0
Number of Shares Exercised									160,875,000			0
Plan 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares												676,800,000
Granted, Shares								1,764,000,000
Vesting									5 years
Exercised, Shares												676,800,000
Final Balance, Shares															676,800,000
Granted, Weighted average price of the shares | R$ / shares								R$ 1,560
Number of Shares Exercised												676,800,000
Plan 4 (tranche 1)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares									135,599,000			2,458,065,000			3,275,285,000
Granted, Shares							5,452,464,000
Vesting									5 years
Expired/Cancelled, Shares												10,800,000			355,200,000
Exercised, Shares									19,800,000			2,311,666,000			462,120,000
Final Balance, Shares									115,799,000			135,599,000			2,458,065,000	3,275,285,000
Granted, Weighted average price of the shares | R$ / shares							R$ 1,800
Number of Shares Exercised									19,800,000			2,311,666,000			462,120,000
Strike price | R$ / shares																	R$ 1,800
Risk-free rate																	9.97%
Duration of the strike																	7 years
Expected annualized volatility																	64.28%
Fair value of the option at the grant/share date | R$ / shares																	R$ 50.00
Plan 4 (tranche 2)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares									2,829,225,000			2,965,350,000			2,496,450,000
Granted, Shares						3,182,250,000									685,800,000
Vesting									5 years
Expired/Cancelled, Shares									309,412,000			48,600,000			22,500,000
Exercised, Shares									675,000			87,525,000			194,400,000
Final Balance, Shares									2,519,138,000			2,829,225,000			2,965,350,000	2,496,450,000
Granted, Weighted average price of the shares | R$ / shares						R$ 21,500
Number of Shares Exercised									675,000			87,525,000			194,400,000
Strike price | R$ / shares																R$ 21,500
Risk-free rate																9.98%
Duration of the strike																7 years
Expected annualized volatility																64.28%
Fair value of the option at the grant/share date | R$ / shares																R$ 50.00
Plan 4 (tranche 3)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening Balance, Shares									2,838,500,000
Granted, Shares					3,250,000,000				50,000,000			2,903,500,000
Vesting									5 years
Expired/Cancelled, Shares									69,000,000			65,000,000
Exercised, Shares									3,750,000
Final Balance, Shares									2,815,750,000			2,838,500,000
Granted, Weighted average price of the shares | R$ / shares					R$ 15,500
Number of Shares Exercised									3,750,000
Strike price | R$ / shares													15,500
Risk-free rate														11.45%
Duration of the strike										7 years
Expected annualized volatility														38.81%
Fair value of the option at the grant/share date | R$ / shares													R$ 4,080.00
USEND
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, Shares									489,386,000
Vesting									3 years
Strike price | R$ / shares									R$ 5.31